RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2024
RECLAMATION PROVISION
RECLAMATION PROVISION

12. RECLAMATION PROVISION

Management’s estimate of the reclamation provision at December 31, 2024, is $2,062 (December 31, 2023 – $2,195), and the undiscounted value of the obligation is $4,825 (December 31, 2023 – $5,491).

The present value of the obligation was calculated using a risk-free interest rate of 9.70% (December 31, 2023 – 9.82%) and an inflation rate of 3.69% (December 31, 2023 – 3.76%). Reclamation activities are estimated to begin in 2027 for the San Gonzalo Mine and in 2042 for the Avino Mine.

A reconciliation of the changes in the Company’s reclamation provision is as follows:

	December 31, 2024	December 31, 2023

Balance at beginning of the period	$2,195	$445
Changes in estimates	84	1,615
Unwinding of discount	197	49
Effect of movements in exchange rates	(414)	86
Balance at end of the period	$2,062	$2,195